Fair Values of Assets and Liabilities - Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Mortgage Servicing Rights [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	$ 2,645	$ 2,591	$ 2,512
Net Gains (Losses) Included in Net Income	(232)	(404)	(488)
Purchases	8	13	43
Sales	(27)
Issuances	397	445	524
Settlements	0	0	0
End of Period Balance	2,791	2,645	2,591
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	(232)	(404)	(488)
Corporate Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance		9	9
Net Gains (Losses) Included in Other Comprehensive Income (Loss)		2
Sales		(11)
Settlements		0	0
End of Period Balance			9
Available-for-Sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance		448	569
Net Gains (Losses) Included in Net Income			(2)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)		(17)	(2)
Sales		(422)
Principal Payments		(9)	(117)
Settlements		0	0
End of Period Balance			448
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period			(2)
Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	107	171	498
Net Gains (Losses) Included in Net Income	21	317	332
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	0	0	0
Purchases	13	1	2
Sales	(41)	(10)	(14)
Principal Payments	0	0	0
Issuances	0	0	0
Settlements	(20)	(372)	(647)
End of Period Balance	80	107	171
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	$ 34	(52)	(257)
Residential Mortgage-Backed Securities [Member] | Non-Agency Prime [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance		242	318
Net Gains (Losses) Included in Net Income			(1)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)		(2)
Sales		(234)
Principal Payments		(6)	(75)
Settlements		0	0
End of Period Balance			242
Residential Mortgage-Backed Securities [Member] | Non-Agency Non-Prime [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance		195	240
Net Gains (Losses) Included in Net Income			(1)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)		(17)	(2)
Sales		(175)
Principal Payments		(3)	(42)
Settlements		0	0
End of Period Balance			195
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period			(2)
Asset-Backed Securities [Member] | Other Asset-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance		2	2
Sales		(2)
Settlements		$ 0	0
End of Period Balance			$ 2